As filed with the Securities and Exchange Commission on August 03, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

5430 LBJ Freeway, Suite 1500
Dallas, TX  75240-2675
(Address of principal executive offices) (Zip code)

Gary B. Wood
5430 LBJ Freeway, Suite 1500, Dallas, TX  75240-2675
(Name and address of agent for service)

972-404-1500
Registrant's telephone number, including area code

Date of fiscal year end: 9/30/2007

Date of reporting period:  06/30/2007

Item 1. Schedule of Investments.

Concorde Value Fund
Schedule of Investments
June 30, 2007 (Unaudited)
			Percent of
	Shares	Value	Net Assets
COMMON STOCKS
CAPITAL GOODS
Illinois Tool Works, Inc.	13,600	$736,984	3.85%
Terex Corp. (a)	10,000	813,000	4.25
Textron, Inc.	6,200	682,682	3.56
Tyco International Ltd. (b)	14,000	473,060	2.47
		2,705,726	14.13
COMMERCIAL SERVICES & SUPPLIES
Waste Management, Inc.	17,000	663,850	3.47

CONSUMER DURABLES & APPAREL
Hanes Brands, Inc. (a)	14,000	378,420	1.97
Pulte Homes, Inc.	15,000	336,750	1.76
		715,170	3.73
DIVERSIFIED FINANCIALS
The Bank of New York Co., Inc.	10,375	429,940	2.24
Lehman Brothers Holdings, Inc.	11,000	819,720	4.28
		1,249,660	6.52
ENERGY
Cimarex Energy Co.	12,000	472,920	2.47
Devon Energy Corp.	9,000	704,610	3.68
		1,177,530	6.15
FOOD BEVERAGE & TOBACCO
Altria Group, Inc.	5,200	364,728	1.90

INSURANCE
Delphi Financial Group	13,200	552,024	2.88

MATERIALS
Headwaters, Inc. (a)	29,500	509,465	2.66
Sealed Air Corp.	16,000	496,320	2.59
		1,005,785	5.25
MEDIA
CBS Corp. - Class B	20,000	666,400	3.48
Citadel Broadcasting Corp.	1,881	12,132	0.06
Comcast Corp. - Special A (a)	24,000	671,040	3.50
The Walt Disney Co.	24,500	836,430	4.37
		2,186,002	11.41
PHARMACEUTICALS & BIOTECHNOLOGY
Abbott Laboratories	11,000	589,050	3.08
Johnson & Johnson	13,500	831,870	4.34
Pfizer, Inc.	24,700	631,579	3.30
		2,052,499	10.72
RETAILING
Lowe's Cos., Inc.	14,000	429,660	2.24

SOFTWARE & SERVICES
Fiserv, Inc. (a)	9,500	539,600	2.82
Microsoft Corp.	18,000	530,460	2.77
Oracle Corp. (a)	44,000	867,240	4.53
		1,937,300	10.12
TECHNOLOGY HARDWARE & EQUIPMENT
Agilent Technologies, Inc. (a)	16,000	$615,040	3.21%
Dell, Inc. (a)	24,500	699,475	3.65
Diebold, Inc.	14,000	730,800	3.82
EMC Corp. (a)	42,000	760,200	3.97
		2,805,515	14.65
TOTAL COMMON STOCKS (Cost $11,459,227)		17,845,449	93.17

	Principal		Percent of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS
INVESTMENT COMPANIES
Federated Cash Trust Money Market, 4.34%	152,879	152,879	0.80

VARIABLE RATE DEMAND NOTES (c)
American Family Demand Note, 4.943%	378,260	378,260	1.97
U.S. Bank, N.A., 5.07%	400,000	400,000	2.09
Wisconsin Corporate Central Credit Union, 4.990%	400,000	400,000	2.09
		1,178,260	6.15
TOTAL SHORT TERM INVESTMENTS (Cost $1,331,139)		1,331,139	6.95
Total Investments (Cost $12,790,366)		19,176,588	100.12
Liabilities in Excess of Other Assets		(23,564)	(0.12)
TOTAL NET ASSETS - 100.00%		$19,153,024	100.00%

Notes:
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rate listed are as of June 30, 2007.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$12,790,366
	Gross unrealized appreciation	6,696,320
	Gross unrealized depreciation	(310,098)
	Net unrealized appreciation	$6,386,222

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Concorde Funds, Inc.

By (Signature and Title)   /s/Gary B. Wood
Gary B. Wood, Chief Executive Officer

Date   08/02/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Gary B. Wood
Gary B. Wood,
Chief Executive Officer and Chief Financial Officer

Date   08/02/2007